Employee Stock and Savings Plans - Additional Information (Detail) - USD ($) $ / shares in Units, shares in Millions, $ in Billions	12 Months Ended
	Jun. 30, 2026		Jun. 30, 2025	Jun. 30, 2024
Compensation Related Costs Disclosure [Line Items]
Retirement benefits for saving plans funded by employer	$ 1.8		$ 1.8	$ 1.7
Stock Awards
Compensation Related Costs Disclosure [Line Items]
Unrecognized compensation costs	$ 24.8
Unrecognized compensation costs are expected to be recognized over a weighted average period (years)	3 years
Weighted average grant-date fair value	$ 471	[1]	$ 413.9	$ 339.46
Fair value of awards vested	$ 16.3		$ 16.2	$ 16.0
Shares authorized for future grant	292
Stock Awards | Lower Limit
Compensation Related Costs Disclosure [Line Items]
Award vest period	4 years
Stock Awards | Upper Limit
Compensation Related Costs Disclosure [Line Items]
Award vest period	5 years
Restricted Stock Units | Executive Incentive Plan
Compensation Related Costs Disclosure [Line Items]
Award vest period	4 years
Performance Stock Units | Executive Incentive Plan
Compensation Related Costs Disclosure [Line Items]
Award vest period	3 years
Employee Stock
Compensation Related Costs Disclosure [Line Items]
Shares authorized for future grant	57
Percentage of market value at which employees are able to purchase shares of common stock	90.00%		90.00%	90.00%
Maximum percentage of gross compensation at which employees may purchase shares	15.00%		15.00%	15.00%

[1]	Includes 1 million of PSUs granted at target and performance adjustments above target levels for each of the fiscal years 2026, 2025, and 2024.